Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash in banks and on hand		$ 277	$ 946
Bank deposits with original maturities of three months or less	[1]	4,178	2,309
Cash and cash equivalents		$ 4,455	$ 3,255	$ 3,289	$ 2,019

[1]	Deposits with maturity of three months, which bear an interest of 1.79-2% per annum (in 2018: 2.27%).